Note 18 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment loss and loss on write-down of vessel held for sale	$ 5,924,668	$ 1,641,885	$ 3,500,000
Other investment, impairment loss	4,421,452
Investment in joint venture, impairment loss	14,071,075
Fair Value, Measurements, Nonrecurring [Member]
Vessels held for sale, fair value	2,946,923
Other investment, fair value	4,000,000
Other investment, impairment loss	4,400,000
Investment in joint venture, fair value	0
Investment in joint venture, impairment loss	14,071,075
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Other investment, fair value	4,000,000
Investment in joint venture, fair value	0
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member]
Vessels held for sale, fair value		2,805,521
Impairment loss and loss on write-down of vessel held for sale	5,924,668	1,641,885
Vessels [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessels held for sale, fair value	$ 2,946,923	$ 2,805,521